Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Statement of Income and Comprehensive Income Abstract
Net income	$ 1,407		$ 2,894		$ 2,644
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,094)		1,908		(250)
Unrealized holding gains (losses) on securities	(11)		88		49
Benefit plan adjustments	(511)		54		(208)
Other comprehensive income (loss)	(1,616)		2,050		(409)
Comprehensive income (loss)	(209)		4,944		2,235
Less: Net income attributable to noncontrolling interests	(228)	[1]	(155)	[1]	(105)	[1]
Less: Other comprehensive income attributable to noncontrolling interests	5	[2]	(15)	[2]	2	[2]
Comprehensive income (loss) attributable to News Corporation stockholders	(432)		4,774		2,132
Net income (loss) attributable to redeemable noncontrolling interests	75		24		9
Temporary equity foreign currency translation adjustments	$ 0		$ 1		$ (3)

[1]	Net income attributable to noncontrolling interests includes $75 million, $24 million and $9 million relating to redeemable noncontrolling interests for the years ended June 30, 2012, 2011 and 2010, respectively.
[2]	Other comprehensive income attributable to noncontrolling interests includes nil, $1 million and $(3) million relating to redeemable noncontrolling interests for the years ended June 30, 2012, 2011 and 2010, respectively.